Employee benefit plans - Schedule of weighted-average assumptions used to determine PBO (Detail)	Mar. 31, 2026	Mar. 31, 2025
Employee Benefit Plans [Abstract]
Discount rate	3.20%	2.30%
Rate of increase in compensation levels	0.40%	0.50%
Interest crediting rate	2.90%	2.90%